1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
February 10, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 811-07704) Registration Statement filed on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
Our client, Schwab Capital Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Laudus U.S. MarketMasters Fund (the “MarketMasters Fund”) and the Schwab Core Equity Fund (the “Core Equity Fund”), each a series of the Trust, under which the MarketMasters Fund will transfer substantially all of its assets and liabilities to the Core Equity Fund in exchange for shares of the Core Equity Fund.
Please contact the undersigned at 215.963.5701 with your questions or comments.
Sincerely,

/s/ Sofia A. Rosala Sofia A. Rosala, Esq.